UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2922

Waddell & Reed Advisors Cash Management, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Cash Management
June 30, 2006
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 10.27%
Banks
Barclays Bank PLC, New York Branch,
5.2%, 4-3-07	$12,000	$12,000,000
Citibank, N.A.:
5.095%, 8-4-06	9,825	9,825,000
5.15%, 8-23-06	13,500	13,500,000
5.24%, 9-7-06	10,500	10,500,000
Royal Bank of Scotland plc (The):
4.34%, 10-3-06	13,500	13,500,000
4.725%, 11-27-06	8,500	8,494,094
Wells Fargo Bank, N.A.,
5.0%, 2-13-07	6,000	6,000,000
		73,819,094
Commercial Paper
Banks - 2.61%
Barclays U.S. Funding Corp.:
5.28%, 7-18-06	626	624,439
5.095%, 8-7-06	8,250	8,206,799
5.12%, 8-24-06	10,000	9,923,200
		18,754,438
Capital Equipment - 0.69%
Caterpillar Inc.,
5.19%, 7-7-06	5,000	4,995,675

Finance Companies - 7.50%
Ciesco, LLC:
5.1%, 7-6-06	500	499,646
5.1%, 7-25-06	11,366	11,327,355
Kitty Hawk Funding Corp.:
5.1%, 7-6-06	1,104	1,103,218
5.25%, 7-20-06	1,000	997,229
5.27%, 7-24-06	6,479	6,457,186
Preferred Receivables Funding Corp.:
5.12%, 7-12-06	500	499,218
5.24%, 7-20-06	4,700	4,687,002
Three Pillars Funding LLC:
5.07%, 7-3-06	8,500	8,497,606
5.24%, 7-18-06	8,750	8,728,349
5.26%, 7-24-06	7,600	7,574,460
5.08%, 8-14-06	3,516	3,494,169
		53,865,438
Insurance -- Life - 0.18%
AEGON Funding Corp.,
5.25%, 7-24-06	1,300	1,295,639

Mining - 3.34%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited):
5.18%, 7-5-06	3,600	3,597,928
5.08%, 7-6-06	2,167	2,165,471
5.05%, 7-14-06	6,000	5,989,058
5.1%, 7-28-06	9,000	8,965,575
5.11%, 7-28-06	2,100	2,091,952
5.14%, 7-28-06	1,165	1,160,509
		23,970,493
Security and Commodity Brokers - 0.52%
UBS Finance Delaware LLC (UBS AG),
5.03%, 8-18-06	3,750	3,724,850

Total Commercial Paper - 14.84%		106,606,533

Commercial Paper (backed by irrevocable bank of letter of credit)
Finance Companies - 10.00%
NATC California LLC (Suntrust Bank),
5.0%, 7-13-06	8,500	8,485,833
River Fuel Funding Company #3, Inc. (Bank of New York Inc. (The)):
4.76%, 7-6-06	13,400	13,391,141
5.15%, 9-6-06	11,108	11,001,533
River Fuel Trust #1 (Bank of New York (The)),
5.03%, 7-31-06	2,768	2,756,397
Vehicle Services of America Ltd. (Bank of America, N.A.):
5.2%, 7-18-06	30,000	29,926,334
5.23%, 7-18-06	6,350	6,334,317
		71,895,555
Food and Related - 2.82%
COFCO Capital Corp. (Rabobank Nederland):
5.15%, 7-11-06	9,100	9,086,982
5.27%, 7-20-06	11,200	11,168,849
		20,255,831
Multiple Industry - 0.42%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.07%, 7-6-06	3,005	3,002,884

Total Commercial Paper (backed by irrevocable bank of letter of credit) - 13.24%		95,154,270

Notes
Apparel - 1.20%
NIKE, Inc.,
5.5%, 8-15-06	8,600	8,607,746

Banks - 4.20%
Rabobank Nederland,
5.25%, 7-18-06	6,500	6,500,000
U.S. Bancorp,
5.1%, 7-15-07	7,500	7,476,327
Wells Fargo & Company:
5.16063%, 7-3-06	8,000	8,000,000
5.18875%, 7-17-06	8,200	8,200,000
		30,176,327
Business Equipment and Services - 1.24%
Berkeley Hills Country Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2000 (Wachovia Bank, N.A.),
5.45%, 7-6-06	7,790	7,790,000
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
5.45%, 7-5-06	1,120	1,120,000
		8,910,000
Computers -- Main - 2.59%
International Business Machines Corporation,
5.13475%, 7-10-06	18,650	18,650,000

Finance Companies - 3.28%
Caterpillar Financial Services Corp.,
2.35%, 9-15-06	5,200	5,180,024
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
5.39%, 7-6-06	3,955	3,955,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
5.35%, 7-6-06	4,430	4,430,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
5.35%, 7-6-06	10,000	10,000,000
		23,565,024
Food and Related - 0.39%
Cheney Bros, Inc., Taxable Variable Rate Demand Revenue Bonds, Series 1997 (Wachovia Bank, N.A.),
5.5%, 7-6-06	2,835	2,835,000

Furniture and Furnishings - 0.28%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.5%, 7-6-06	2,030	2,030,000

Health Care -- Drugs - 1.19%
Lilly (Eli) and Company,
5.07906%, 7-3-06	8,550	8,550,000

Health Care -- General - 1.46%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B & D Associates Project), Series 2005 (Wachovia Bank, N.A.),
5.35%, 7-6-06	2,430	2,430,000
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004 (Wachovia Bank, N.A.),
5.35%, 7-6-06	5,595	5,595,000
Waukesha Health Systems, Inc., Taxable Adjustable Demand Revenue Bonds, Series 1996 (Bank One, N.A),
5.35%, 7-6-06	2,475	2,475,000
		10,500,000
Hospital Supply and Management - 0.87%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
5.42%, 7-5-06	1,250	1,250,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
5.36%, 7-5-06	5,005	5,005,000
		6,255,000
Hotels and Gaming - 0.33%
Waco Investors II of Duluth Limited Partnership Bonds, Series 1995 (U.S. Bank, National Association),
5.4%, 7-6-06	2,385	2,385,000

Household -- General Products - 0.21%
Columbia Ridge Orchards, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1998 (U.S. Bank National Association),
5.4%, 7-6-06	1,176	1,176,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
5.2%, 7-6-06	306	306,000
		1,482,000
Leisure Time Industry - 0.91%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.5%, 7-6-06	6,570	6,570,000

Multiple Industry - 4.34%
3M Company,
5.6736%, 12-12-06 (A)	12,900	12,942,206
General Electric Capital Corporation:
5.0%, 2-15-07	8,788	8,795,429
5.0%, 6-15-07	9,500	9,461,758
		31,199,393
Non-Residential Construction - 0.70%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.36%, 7-5-06	5,000	5,000,000

Real Estate Investment Trust - 0.69%
701 Green Valley Associates, LLC, Taxable Variable Rate Demand Bonds, Series 1997 (Wachovia Bank, N. A.),
5.45%, 7-6-06	2,000	2,000,000
Handy, L.C., Taxable Variable Rate Demand Revenue Bonds, Series 2001 (U.S. Bank, National Association),
5.45%, 7-6-06	2,935	2,935,000
		4,935,000
Retail -- General Merchandise - 3.62%
Wal-Mart Stores, Inc.,
5.877%, 6-1-07	25,900	26,010,222

Retail -- Speciality Stores - 0.08%
El Dorado Enterprises of Miami, Inc., Taxable Variable Rate Demand Bonds, Series 1999 (Wachovia Bank, N.A.),
5.45%, 7-6-06	590	590,000

Trucking and Shipping - 0.06%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
5.4%, 7-6-06	400	400,000

Total Notes - 27.64%		198,650,712

TOTAL CORPORATE OBLIGATIONS - 65.99%		$474,230,609

(Cost: $474,230,609)

MUNICIPAL OBLIGATIONS - TAXABLE

Alabama - 0.49%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank, N.A.),
5.45%, 7-6-06	3,500	3,500,000

Calfornia - 5.19%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds:
Air Products and Chemicals, Inc./Wilmington Facility, Taxable Series 1997A,
5.11%, 7-6-06	25,000	25,000,000
Air Products Manufacturing Corporation, Taxable Series 1997A,
5.11%, 7-6-06	8,500	8,500,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank, National Association),
5.55%, 7-3-06	2,075	2,075,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.43%, 7-5-06	1,700	1,700,000
		37,275,000
Colorado - 0.12%
Kit Carson County, Colorado, Agricultural Development Revenue Bonds (Taxable), (Midwest Farms, L.L.C. Project), Series 1997 (Wells Fargo Bank),
5.35%, 7-6-06	900	900,000

District of Columbia - 0.32%
District of Columbia Revenue Bonds (American Society for Microbiology Project) Series 1998B (Taxable), (Wachovia Bank, N.A.),
5.35%, 7-6-06	2,280	2,280,000

Florida - 1.46%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds:
Multi-Tenant Office Building Project, Taxable Series 2004C (Bank of America, N.A.),
5.36%, 7-5-06	8,000	8,000,000
Interdisciplinary Research Building Project, Taxable Series 2004B (Bank of America, N.A.),
5.36%, 7-5-06	2,500	2,500,000
		10,500,000
Georgia - 4.88%
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable),
5.22%, 8-2-06	35,082	35,082,000

Iowa - 0.56%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
5.35%, 7-6-06	4,000	4,000,000

Kansas - 0.38%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
5.35%, 7-3-06	2,730	2,730,000

Maine - 0.31%
Finance Authority of Maine, Taxable Electric Rate Stabilization Revenue Notes, Series 1998A (Maine Public Service Company), (AMBAC Assurance Corporation),
5.3%, 7-5-06	2,215	2,215,000

Minnesota - 0.14%
City of Lake City, Minnesota, Taxable Industrial Development Revenue Bonds (Valley Craft, Inc. Project), Series 1997 (U.S. Bank, National Association)
5.45%, 7-6-06	1,000	1,000,000

Missouri - 0.24%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002 (UMB Bank, N.A.),
5.4%, 7-6-06	1,730	1,730,000

New York - 2.06%
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale),
5.01%, 7-5-06	14,845	14,845,000

Pennsylvania - 0.34%
Berks County Industrial Development Authority, Federally-Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray-Pak Corp. Project), Series B of 2001 (Wachovia Bank, N.A.),
5.4%, 7-6-06	2,450	2,450,000

Rhode Island - 0.27%
Rhode Island Economic Development Corporation, Taxable Variable Rate Economic Development Revenue Bonds (AAA Southern New England Project), Series 1998 (Wachovia Bank, N.A.),
5.45%, 7-6-06	1,965	1,965,000

Washington - 2.32%
Washington State Housing Finance Commission:
Taxable Variable Rate Demand Multifamily Revenue Bonds:
Columbia Heights Retirement Project, Series 2004B (Wells Fargo Bank, N.A.),
5.43%, 7-3-06	3,400	3,400,000
Springfield Meadows Apartments Project, Series 2001B (U.S. Bank, National Association),
5.35%, 7-3-06	2,995	2,995,000
Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association)
5.38%, 7-6-06	2,955	2,955,000
Seaport Landing Retirement Project, Series 2005B (Bank of America),
5.43%, 7-3-06	1,320	1,320,000
Mill Pointe Apartments Project, Series 1999B (U. S. Bank, National Association),
5.35%, 7-3-06	930	930,000
Taxable Variable Rate Demand Multifamily Housing Revenue Bonds, Country Club Apartments Project, Series 2001B (U.S. Bank, National Association),
5.45%, 7-3-06	1,795	1,795,000
Taxable Variable Rate Demand Nonprofit Revenue Bonds, Virginia Mason Research Center Project, Series 1997B (U.S. Bank, National Association),
5.4%, 7-6-06	1,795	1,795,000
Washington Economic Development Finance Authority,
      Taxable Variable Rate Demand Industrial Revenue
      Bonds (Tonkin Building Associates, LLC Project),
      Series 1997B (U.S. Bank of Washington,
      National Association),

5.4%, 7-6-06	1,475	1,475,000
		16,665,000
Wisconsin - 0.09%
Village of Oregon, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Five K Partnership and Wisco Industries, Inc. Project), Series 2001B (U.S. Bank, National Association),
5.4%, 7-6-06	630	630,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 19.17%		$137,767,000

(Cost: $137,767,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank:
4.34778%, 7-13-06	9,700	9,700,000
2.58%, 8-18-06	2,180	2,175,843
4.5%, 11-3-06	7,000	7,000,000
3.75%, 1-16-07	9,500	9,448,210
5.0%, 3-2-07	6,500	6,500,000
Federal Home Loan Mortgage Corporation:
4.8%, 2-23-07	9,000	9,000,000
5.41%, 6-22-07	9,950	9,950,000
Federal National Mortgage Association,
4.05%, 8-14-06	9,050	9,050,000
Overseas Private Investment Corporation:
5.28%, 7-5-06	26,512	26,511,627
5.35%, 7-5-06	14,741	14,741,375
5.35%, 7-5-06	2,531	2,531,000

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 14.84%		$106,608,055

(Cost: $106,608,055)

TOTAL INVESTMENT SECURITIES - 100.00%		$718,605,664

(Cost: $718,605,664)

Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of this security amounted to 1.80% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: August 28, 2006